IMPAIRMENT LOSS	9 Months Ended
Sep. 30, 2016
IMPAIRMENT LOSS
IMPAIRMENT LOSS

Note 4 — IMPAIRMENT LOSS

As a consequence of Lpath’s plan to merge with Apollo and thereafter wind down its operations, the company recorded an impairment loss of $1,666,403 during the third quarter of 2016 to write-off its property and equipment and its patents.  In addition, patent impairment losses of $617,664 recorded in the second quarter of 2016 were reclassified from amortization of patent costs to impairment losses to conform to the current presentation.